NVIT BlackRock Managed Global Allocation Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
FTSE World Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.48%	12.52%	12.67%
Blended Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.83%	6.72%	8.19%
Class II Shares
Prospectus [Line Items]
Average Annual Return, Percent		14.84%	4.16%	6.06%

[1]	The Blended Index is an unmanaged, hypothetical combination of S&P 500® Index (36%), FTSE World ex-US Index (24%), ICE BofA Current 5-Year US Treasury Index (24%) and FTSE Non-US Dollar World Government Bond Index (16%).